Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24.	Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2019	2018
ASSETS
Current assets
Cash and cash equivalents	$70,201	$85,049
Prepaid expenses and other receivables	1,166	1,338
Amount due from subsidiaries	86,006	82,581
Dividend receivables	3,195	3,195
Total current assets	160,568	172,163
Investment in subsidiaries	149,087	99,485
Total assets	$309,655	$271,648
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$1,544	$1,667
Amount due to subsidiaries	8,964	16,548
Dividend payable	5,128	—
Total current liabilities	15,636	18,215
Total liabilities	$15,636	$18,215
EQUITY
Preferred stock	15	—
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: 14,630,813 (2018 – nil)
Common stock	99	71
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 98,903,243 (2018 – 71,139,402)
Additional paid-in capital	207,962	204,998
Accumulated other comprehensive loss	(4,321)	(2,099)
Retained earnings	90,264	50,463
Total shareholders' equity	294,019	253,433
Total liabilities and equity	$309,655	$271,648

Statements of Comprehensive Income

	For the year ended December 31
	2019	2018	2017
Selling, general and administrative expenses	7,750	15,615	4,267
Total operating expenses	7,750	15,615	4,267
Loss from operations	(7,750)	(15,615)	(4,267)
Other expenses	(16)	(13)	—
Interest income	871	798	145
Equity earnings of subsidiaries, net of tax	51,824	36,612	29,929
Net income	44,929	21,782	25,807
Preferred Stock Dividends	(5,128)	—	—
Net Income attributable to common shareholders	39,801	21,782	25,807
Net income	44,929	21,782	25,807
Foreign currency translation adjustments	(2,222)	(9,174)	6,907
Total comprehensive income	$42,707	$12,608	$32,714

Statements of Cash Flows

	For the year ended December 31
	2019	2018	2017
Cash flows used in operating activities
Net income	$44,929	$21,782	$25,807
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	3,003	445	119
- Equity in earnings of subsidiaries	(51,824)	(36,612)	(29,929)
Changes in:
- Amount due from subsidiaries	(3,425)	(7,624)	(602)
- Prepaid expenses and other receivables	172	(861)	(73)
- Dividend receivables	—	18,085	—
- Amount due to subsidiaries	(7,584)	2,602	3,426
- Accrued expenses and other payables	(119)	(276)	887
Net cash used in operating activities	(14,848)	(2,459)	(365)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	—	85,304	1,264
- Proceeds from shares subscribed	—	64	428
Net cash provided by financing activities	—	85,368	1,692
Increase (decrease) in cash and cash equivalents	(14,848)	82,909	1,327
Cash and cash equivalents, beginning of year	85,049	2,140	813
Cash and cash equivalents, end of year	$70,201	$85,049	$2,140

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 19). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 16 and 22).